Pensions and Postretirement Benefits (Expected future benefit payments) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	$ 4.7
2018	4.4
2019	4.3
2020	4.5
2021	4.6
2022 to 2026	23.4
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	1.1
2018	1.0
2019	1.0
2020	0.9
2021	0.8
2022 to 2026	3.5
Postretirement Benefits | Gross Including Medicare Subsidy
Defined Benefit Plan Disclosure [Line Items]
2017	1.3
2018	1.2
2019	1.1
2020	1.0
2021	0.9
2022 to 2026	4.0
Postretirement Benefits | Expected Medicare Subsidy
Defined Benefit Plan Disclosure [Line Items]
2017	0.2
2018	0.2
2019	0.1
2020	0.1
2021	0.1
2022 to 2026	$ 0.5